Significant Accounting Policies (Details) - Schedule of finite life intangible assets	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of finite life intangible assets [Line Items]
Revenue backlog	17 years
Customer contracts	15 years
Transponder rights	16 years
Software	5 years
Patents	18 years
Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of finite life intangible assets [Line Items]
Customer relationships	20 years
Concession rights	3 years
Top of range [member]
Significant Accounting Policies (Details) - Schedule of finite life intangible assets [Line Items]
Customer relationships	21 years
Concession rights	15 years